UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540
__________________________________________

Global High Income Fund Inc.

_______________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
_______________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  October 31

Date of reporting period:   July 31, 2010

Item 1. Schedule of Investments

Global High Income Fund Inc. — Portfolio of Investments
July 31, 2010 (unaudited)

	Face
Security description	amount		Value

Bonds — 92.90%
Corporate bonds — 12.28%
Brazil — 1.84%
Banco Nacional de Desenvolvimento
Economico e Social,
5.500%, due 07/12/20(1)		$360,000	$375,750
6.369%, due 06/16/18(1)		1,200,000	1,327,500
6.500%, due 06/10/19(1)		240,000	267,300
BES Investimento do Brasil SA,
5.625%, due 03/25/15(2)		1,050,000	1,044,750
Petrobras International Finance Co.,
5.750%, due 01/20/20		2,150,000	2,285,822
Union National FIDC Trust 2006,
Series 2007-2,
due 07/01/10(2),(3),(4),(5),(6),(7)	BRL	1,832,665	9,269
Series 3,
due 07/01/10(1),(3),(4),(5),(6),(7)		2,075,000	10,538
Series 4,
due 05/01/11(1),(3),(4),(5),(6),(7)		3,560,082	18,029

Total Brazil corporate bonds			5,338,958

China — 0.30%
Lumena Resources Corp.,
12.000%, due 10/27/14(2)		$1,000,000	882,161

Indonesia — 0.17%
Majapahit Holding BV,
7.250%, due 06/28/17(1)		350,000	390,250
7.250%, due 06/28/17(2)		100,000	111,500

Total Indonesia corporate bonds			501,750

Kazakhstan — 1.21%
CenterCredit International BV,
8.250%, due 09/30/11(4)	KZT	220,000,000	1,474,261
Kazatomprom,
6.250%, due 05/20/15(2)		$650,000	691,438
KazMunaiGaz Finance Sub BV,
7.000%, due 05/05/20(2)		1,250,000	1,343,750

Total Kazakhstan corporate bonds			3,509,449

Malaysia — 3.41%
Johor Corp.,
1.000%, due 07/31/12(4)	MYR	26,970,000	9,919,805

Mexico — 0.70%
Hipotecaria Su Casita SA,
8.500%, due 10/04/16(1),(4),(5)		$1,145,000	629,750
Pemex Project Funding Master Trust,
5.750%, due 03/01/18		1,350,000	1,430,853

Total Mexican corporate bonds			2,060,603

Philippines — 1.05%
National Power Corp.,
9.625%, due 05/15/28		2,360,000	3,056,200

Russia — 2.15%
RSHB Capital SA for OJSC Russian
Agricultural Bank,
6.299%, due 05/15/17(1)		850,000	869,125
7.125%, due 01/14/14(2)		300,000	320,250
7.750%, due 05/29/18(1)		1,350,000	1,488,375
9.000%, due 06/11/14(2)		550,000	627,715
VEB Finance Ltd.,
6.902%, due 07/09/20(2)		2,780,000	2,936,514

Total Russia corporate bonds			6,241,979

South Korea — 0.64%
Korea Expressway Corp.,
4.500%, due 03/23/15(2)		1,800,000	1,874,313

United Arab Emirates — 0.81%
Abu Dhabi National Energy Co.,
6.500%, due 10/27/36(1)		1,220,000	1,207,800
6.500%, due 10/27/36(2)		1,150,000	1,138,500

Total United Arab Emirates corporate bonds			2,346,300

Total corporate bonds
(cost $36,847,368)			35,731,518

Non US-government obligations — 77.60%
Argentina — 2.31%
Republic of Argentina,
0.669%, due 08/03/12(6)		9,712,000	2,224,048
2.500%, due 12/31/38(9)		620,000	237,150
7.000%, due 03/28/11		2,025,000	2,081,700
7.820%, due 12/31/33(6)	EUR	202,749	170,417
8.280%, due 12/31/33(6)		$1,805,648	1,373,399
8.750%, due 06/02/17		322,897	302,716
10.284%, due 12/15/35(6)		3,451,737	341,722

			6,731,152

Brazil — 12.72%
Federal Republic of Brazil,
4.875%, due 01/22/21		140,000	145,250
6.000%, due 01/17/17		5,350,000	6,072,250
7.875%, due 03/07/15		1,200,000	1,449,000
8.250%, due 01/20/34		1,610,000	2,217,775
8.875%, due 04/15/24		370,000	517,075
10.500%, due 07/14/14		2,825,000	3,658,375
12.250%, due 03/06/30		300,000	550,500
12.500%, due 01/05/16	BRL	2,500,000	1,586,664
Notas do Tesouro Nacional,
Series B,
6.000%, due 05/15/45(10)		12,750,000	13,772,505
Series F,
10.000%, due 01/01/13		5,625,000	3,100,672
10.000%, due 01/01/17		1,280,000	673,828
10.000%, due 01/01/21		6,428,000	3,266,284

			37,010,178

Colombia — 2.43%
Republic of Colombia,
6.125%, due 01/18/41		$150,000	161,625
7.375%, due 09/18/37		575,000	717,313
7.750%, due 04/14/21	COP	1,600,000,000	964,587
8.125%, due 05/21/24		$250,000	321,875
9.850%, due 06/28/27	COP	3,200,000,000	2,319,293
12.000%, due 10/22/15		3,685,000,000	2,587,069

			7,071,762

Croatia — 0.70%
Republic of Croatia,
6.625%, due 07/14/20(2)		$1,300,000	1,387,750
6.750%, due 11/05/19(2)		600,000	645,000

			2,032,750

Dominican Republic — 0.87%
Republic of Dominica,
7.500%, due 05/06/21(2)		550,000	577,500
9.500%, due 09/27/11(1)		1,869,085	1,939,175

			2,516,675

Ecuador — 0.60%
Republic of Ecuador,
9.375%, due 12/15/15(1)		1,985,000	1,746,800

Egypt — 2.77%
Arab Republic of Egypt,
6.875%, due 04/30/40(1)		100,000	104,375
6.875%, due 04/30/40(2)		1,800,000	1,878,750
Egypt Treasury Bills,
9.242%, due 09/07/10(11)	EGP	35,000,000	6,078,863

			8,061,988

El Salvador — 0.53%
Republic of El Salvador,
7.375%, due 12/01/19(2)		$400,000	435,000
8.250%, due 04/10/32(1)		1,015,000	1,106,350

			1,541,350

Gabon — 0.48%
Gabonese Republic,
8.200%, due 12/12/17(2)		1,270,000	1,382,713

Germany — 1.83%
Kreditanstalt fuer Wiederaufbau,
8.500%, due 01/18/11	NGN	800,000,000	5,314,685

Greece — 0.45%
Hellenic Republic,
2.300%, due 07/25/30(10)	EUR	803,693	505,600
2.900%, due 07/25/25(10)		1,272,513	811,825

			1,317,425

Hungary — 3.49%
Hungary Government Bond,
5.500%, due 02/12/14	HUF	400,000,000	1,739,651
6.000%, due 10/24/12		610,000,000	2,764,518
6.500%, due 06/24/19		150,000,000	654,627
6.750%, due 04/22/11		170,000,000	785,005
6.750%, due 02/24/17		796,000,000	3,560,657
7.500%, due 11/12/20		140,000,000	654,359

			10,158,817

Indonesia — 6.45%
Indonesia Treasury Bond,
9.500%, due 06/15/15	IDR	2,550,000,000	307,049
10.250%, due 07/15/27		5,600,000,000	672,739
11.000%, due 09/15/25		8,000,000,000	1,052,690
11.750%, due 08/15/23		4,600,000,000	637,425
12.000%, due 09/15/26		32,715,000,000	4,460,222
Republic of Indonesia,
6.625%, due 02/17/37(1)		$250,000	283,750
6.875%, due 01/17/18(1)		1,000,000	1,167,500
7.500%, due 01/15/16(1)		2,000,000	2,360,000
7.750%, due 01/17/38(1)		1,470,000	1,885,275
7.750%, due 01/17/38(2)		200,000	256,500
8.500%, due 10/12/35(1)		100,000	137,500
9.500%, due 07/15/23	IDR	29,400,000,000	3,499,022
11.625%, due 03/04/19(1)		$100,000	150,500
11.625%, due 03/04/19(2)		1,250,000	1,881,250

			18,751,422

Lithuania — 0.24%
Republic of Lithuania,
6.750%, due 01/15/15(1)		650,000	695,500

Malaysia — 0.45%
Malaysia Government Bond,
4.378%, due 11/29/19	MYR	2,900,000	944,027
5.734%, due 07/30/19		1,000,000	357,666

			1,301,693

Mexico — 2.97%
Mexican Bonos,
7.500%, due 06/03/27	MXN	59,080,000	4,890,625
8.500%, due 11/18/38		13,000,000	1,166,086
United Mexican States,
Series A, 6.750%, due 09/27/34		$590,000	703,575
Series A, 7.500%, due 04/08/33		600,000	771,000
5.125%, due 01/15/20		350,000	374,500
6.050%, due 01/11/40		300,000	327,000
8.300%, due 08/15/31		290,000	400,925

			8,633,711

Pakistan — 0.68%
Islamic Republic of Pakistan,
6.875%, due 06/01/17(1)		1,000,000	935,000
6.875%, due 06/01/17(2)		190,000	177,650
7.125%, due 03/31/16(1)		900,000	864,000

			1,976,650

Peru — 1.79%
Peru Government Bond,
Series 7, 8.600%, due 08/12/17	PEN	6,750,000	2,839,241
9.910%, due 05/05/15		300,000	128,653
Republic of Peru,
7.350%, due 07/21/25		$200,000	250,000
9.910%, due 05/05/15(1)	PEN	4,650,000	1,994,132

			5,212,026

Philippines — 1.22%
Republic of Philippines,
6.375%, due 01/15/32		$2,800,000	3,069,640
6.375%, due 10/23/34		100,000	109,500
7.750%, due 01/14/31		300,000	373,500

			3,552,640

Poland — 7.61%
Government of Poland,
4.250%, due 05/24/11	PLN	11,200,000	3,650,883
4.750%, due 04/25/12		7,500,000	2,452,251
5.250%, due 04/25/13		9,000,000	2,958,421
5.250%, due 10/25/17		6,600,000	2,107,865
5.500%, due 10/25/19		1,650,000	526,830
5.750%, due 04/25/14		4,200,000	1,394,580
5.750%, due 09/23/22		6,550,000	2,094,941
6.000%, due 11/24/10		14,000,000	4,582,258
Republic of Poland,
6.375%, due 07/15/19		$2,100,000	2,373,000

			22,141,029

Qatar — 0.82%
State of Qatar,
6.400%, due 01/20/40(2)		2,150,000	2,370,375

Russia — 6.18%
Russian Federation,
5.000%, due 04/29/20(1)		1,900,000	1,919,000
5.000%, due 04/29/20(2)		4,600,000	4,646,000
7.500%, due 03/31/30(1),(9)		7,682,000	8,911,120
7.500%, due 03/31/30(2),(9)		2,165,302	2,511,750

			17,987,870

Serbia — 0.84%
Republic of Serbia,
6.750%, due 11/01/24(1),(8)		2,503,667	2,444,205

South Africa — 5.34%
Republic of South Africa,
5.500%, due 03/09/20		100,000	107,250
5.875%, due 05/30/22		300,000	330,000
6.500%, due 06/02/14		600,000	678,000
6.750%, due 03/31/21	ZAR	50,000,000	6,081,677
6.875%, due 05/27/19		$500,000	590,625
8.000%, due 12/21/18	ZAR	57,100,000	7,732,147

			15,519,699

Thailand — 1.77%
Government of Thailand,
4.250%, due 03/13/13	THB	160,000,000	5,152,218

Turkey — 6.61%
Government of Turkey,
10.000%, due 02/15/12(10)	TRY	8,214,020	6,046,613
14.000%, due 01/19/11		7,900,000	5,381,456
Republic of Turkey,
6.750%, due 04/03/18		$550,000	623,562
6.750%, due 05/30/40		2,000,000	2,117,500
6.875%, due 03/17/36		550,000	594,688
7.000%, due 09/26/16		2,250,000	2,579,063
7.250%, due 03/15/15		600,000	689,250
7.500%, due 11/07/19		1,000,000	1,185,000

			19,217,132

United Arab Emirates — 0.79%
Emirate of Abu Dhabi,
5.500%, due 04/08/14(2)		2,100,000	2,299,500

Uruguay — 0.06%
Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	174,750

Venezuela — 4.49%
Republic of Venezuela,
5.375%, due 08/07/10(1)		2,000,000	1,997,812
5.750%, due 02/26/16(1)		4,025,000	2,787,313
7.000%, due 12/01/18(1)		2,750,000	1,780,625
7.650%, due 04/21/25		4,050,000	2,490,750
7.750%, due 10/13/19(1)		350,000	238,000
8.250%, due 10/13/24(1)		600,000	388,500
9.000%, due 05/07/23(1)		100,000	68,500
9.250%, due 05/07/28(1)		2,780,000	1,883,450
9.375%, due 01/13/34		1,150,000	779,125
13.625%, due 08/15/18(1)		700,000	644,000

			13,058,075

Vietnam — 0.11%
Socialist Republic of Vietnam,
6.875%, due 01/15/16(1)		300,000	333,000

Total Non US-government obligations
(cost $210,871,145)			225,707,790

Supranational bond — 1.74%
Corporacion Andina de Fomento,
8.125%, due 06/04/19
(cost $4,143,313)		4,150,000	5,063,000

Convertible bond — 1.12%
China — 1.12%
China Petroleum & Chemical Corp.,
2.390%, due 04/24/14(11)
(cost $3,264,360)	HKD	23,000,000	3,242,356

Structured note — 0.16%
Sri Lanka — 0.16%
Sri Lanka Government Bond,
8.774%, due 03/25/11(11)
(cost $473,050)		$500,000	478,025

Total bonds
(cost $255,599,236)			270,222,689

	Shares

Short-term investment — 3.02%
Investment company — 3.02%
UBS Cash Management Prime
Relationship Fund, 0.262%(12),(13)
(cost $8,784,679)	8,784,679	8,784,679

Total investments(14) — 95.92%
(cost $264,383,915)		279,007,368
Cash and other assets, less liabilities — 4.08%		11,861,068

Net assets — 100.00%		$290,868,436

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same for book purposes, and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,074,567
Gross unrealized depreciation	(10,451,114)

Net unrealized appreciation of investments	$14,623,453

(1)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At July 31, 2010, the value of these securities amounted to $45,905,594 or 14.75% of net assets.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the value of these securities amounted to $31,440,435 or 10.81% of net assets.
(3)	Security held past stated maturity date due to defaulted status. Bond is being traded based on potential future claim.
(4)	Security is illiquid. At July 31, 2010, the value of these securities amounted to $12,061,652 or 4.15% of net assets.
(5)	These securities, which represent 0.23% of net assets as of July 31, 2010, are considered restricted. (See restricted securities table below for more information.)

			Acquisition		07/31/10
			cost as a	07/31/10	Market value
	Acquisition	Acquisition	percentage of	Market	as a percentage
Restricted securities	dates	cost	net assets	value	of net assets

Hipotecaria Su Casita SA,
8.500%, due 10/04/16	02/13/08-03/28/08	$1,107,756	0.38%	$629,750	0.22%

Union National FIDC Trust 2006,
Series 2007-2,
due 07/01/10	06/28/07	954,222	0.33	9,269	0.00 (1)
Series 3,
due 07/01/10	08/07/08	1,315,237	0.45	10,538	0.00 (1)
Series 4,
due 05/01/11	10/22/07	1,974,503	0.68	18,029	0.01

		$5,351,718	1.84%	$667,586	0.23%

(1) Amount represents less than 0.005%.
(6)	Floating rate security — The interest rates shown are the current rates as of July 31, 2010.
(7)	Security linked to closed-end fund.
(8)	Security purchased after stated maturity date as defaulted debt. Bond is being traded based on potential future claim.
(9)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2010. Maturity date disclosed is the ultimate maturity date.
(10)	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

(11)	Rate shown reflects annualized yield at July 31, 2010 on zero coupon bond.
(12)	The table below details the Fund’s investments in a security issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
earned from
		Purchases	Sales		affiliate for
		during the	during the		the nine
		nine months	nine months		months
	Value	ended	ended	Value	ended
Security description	10/31/09	07/31/10	07/31/10	07/31/10	07/31/10

UBS Cash Management Prime Relationship Fund	$27,942,180	$92,854,307	$112,011,808	$8,784,679	$19,525

(13)	The rate shown reflects the yield at July 31, 2010.
(14)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company as provided by such other entity. Pursuant to the Fund’s adoption of use of the practical expedient within ASC Topic 820 that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

OJSC	Open joint stock company

Currency type abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
PEN	Peru Nuevo Sol
PLN	Polish Zloty
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Forward foreign currency contracts
Global High Income Fund Inc. had the following open forward foreign currency contracts as of July 31, 2010:

						Unrealized
		Contracts to			Maturity	appreciation/
Counterparty		deliver	In exchange for		dates	(depreciation)

Citigroup Global Markets Ltd.	Colombian Peso	6,350,000,000	USD	3,207,071	12/09/10	$(223,041)
Citigroup Global Markets Ltd.	United States Dollar	405,296	BRL	750,000	09/08/10	17,504
Citigroup Global Markets Ltd.	United States Dollar	1,698,477	PEN	4,850,000	09/07/10	23,366
Credit Suisse First Boston	Brazilian Real	21,255,800	USD	11,013,368	09/08/10	(969,223)
Credit Suisse First Boston	Colombian Peso	1,550,000,000	USD	827,461	09/07/10	(12,679)
Credit Suisse First Boston	Mexican Peso	12,860,000	USD	994,279	09/07/10	(17,943)
Credit Suisse First Boston	Peruvian Nuevo Sol	2,550,000	USD	898,995	09/07/10	(6,303)
Credit Suisse First Boston	Turkish Lira	2,450,000	USD	1,558,722	09/07/10	(56,882)
Credit Suisse First Boston	United States Dollar	1,628,959	COP	3,240,000,000	09/07/10	127,205
Credit Suisse First Boston	United States Dollar	2,983,029	IDR	28,235,000,000	09/07/10	153,344
Credit Suisse First Boston	United States Dollar	5,907,526	TRY	9,502,255	09/07/10	358,549
Deutsche Bank AG	Chile Peso	943,500,000	USD	1,752,252	09/07/10	(58,778)
Deutsche Bank AG	Chinese Yuan	9,780,000	USD	1,452,871	09/07/10	9,488
Deutsche Bank AG	Indonesian Rupiah	48,977,000,000	USD	5,369,437	09/07/10	(70,977)
Deutsche Bank AG	Polish Zloty	20,860,000	USD	6,266,334	09/07/10	(502,954)
Deutsche Bank AG	United States Dollar	7,881,964	BRL	14,587,150	09/08/10	341,291
Deutsche Bank AG	United States Dollar	482,655	COP	960,000,000	09/07/10	37,690
Deutsche Bank AG	United States Dollar	7,118,822	IDR	67,700,000,000	09/07/10	401,361
Deutsche Bank AG	United States Dollar	2,725,367	INR	130,000,000	09/07/10	60,445
Deutsche Bank AG	United States Dollar	1,191,799	KZT	172,630,000	06/07/11	(28,536)
Deutsche Bank AG	United States Dollar	9,402,791	MXN	122,748,740	09/07/10	258,865
Deutsche Bank AG	United States Dollar	6,210,621	MYR	20,700,000	09/07/10	281,837
Deutsche Bank AG	United States Dollar	826,367	RUB	25,700,000	09/07/10	20,500
Deutsche Bank AG	United States Dollar	1,062,618	ZAR	8,210,000	09/07/10	55,811
Goldman Sachs International	Brazilian Real	6,055,000	USD	3,395,985	09/08/10	(17,418)
Goldman Sachs International	Brazilian Real	4,000,000	USD	2,255,088	09/08/10	157
Goldman Sachs International	Hungarian Forint	336,460,000	USD	1,435,565	09/07/10	(102,364)
Goldman Sachs International	Indonesian Rupiah	19,388,000,000	USD	2,121,177	09/07/10	(32,462)
Goldman Sachs International	South African Rand	12,600,000	USD	1,647,597	09/07/10	(68,871)
Goldman Sachs International	United States Dollar	1,779,886	CLP	943,500,000	09/07/10	31,144
Goldman Sachs International	United States Dollar	3,688,729	KRW	4,507,900,000	09/07/10	115,271
Goldman Sachs International	United States Dollar	3,330,259	MXN	43,330,000	09/07/10	80,282
Goldman Sachs International	United States Dollar	1,277,340	PEN	3,650,000	09/07/10	18,479
Goldman Sachs International	United States Dollar	4,238,213	PLN	14,760,000	09/07/10	551,561
Goldman Sachs International	United States Dollar	2,248,989	RUB	69,550,000	09/07/10	42,822
JPMorgan Chase Bank	Chinese Yuan	9,780,000	USD	1,452,979	09/07/10	9,596
JPMorgan Chase Bank	Euro	4,600,000	USD	5,846,347	10/21/10	(147,391)
JPMorgan Chase Bank	Hungarian Forint	678,140,000	USD	2,947,564	09/07/10	(152,154)
JPMorgan Chase Bank	Indonesian Rupiah	10,000,000,000	USD	1,091,703	09/07/10	(19,107)
JPMorgan Chase Bank	United States Dollar	4,488,700	EUR	3,465,000	10/21/10	26,149
JPMorgan Chase Bank	United States Dollar	1,575,192	IDR	14,350,000,000	09/07/10	18,820
JPMorgan Chase Bank	United States Dollar	3,406,438	KRW	4,106,870,000	09/07/10	59,152
JPMorgan Chase Bank	United States Dollar	3,298,518	MXN	42,950,000	09/07/10	82,112
JPMorgan Chase Bank	United States Dollar	2,808,845	PHP	132,100,000	09/07/10	80,096
JPMorgan Chase Bank	United States Dollar	2,912,230	PHP	131,560,000	09/07/10	(35,098)
JPMorgan Chase Bank	United States Dollar	2,626,713	RUB	82,400,000	09/07/10	88,531
JPMorgan Chase Bank	United States Dollar	4,230,357	THB	138,100,000	09/07/10	45,710
Morgan Stanley & Co. Inc.	United States Dollar	175,000	KZT	25,506,250	06/07/11	(3,127)

Net unrealized appreciation on forward foreign currency contracts						$871,830

Currency type abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	India Rupee
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Futures contracts
Global High Income Fund Inc. had the following open futures contracts as of July 31, 2010:

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Long Bond, 35 contracts (USD)	September 2010	$4,339,166	$4,505,156	$165,990
US Treasury futures sell contracts:
10 Year US Treasury Notes, 65 contracts (USD)	September 2010	(7,819,943)	(8,047,812)	(227,869)

Net unrealized depreciation on futures contracts				$(61,879)

Currency type abbreviation:
USD	United States Dollar

Swap agreements
Global High Income Fund, Inc. had outstanding interest rate swap agreements with the following terms as of July 31, 2010:

							Upfront
				Payments		Payments	payments		Unrealized
			Termination	made by the		received by the	(made)/		appreciation/
Counterparty	Notional amount		dates	Fund(1)		Fund(1)	received	Value	(depreciation)

Citigroup Global Markets Ltd.	MYR	32,000,000	11/23/14	2.7100	%(2)	3.7050%	$—	$58,259	$58,259
Credit Suisse International	BRL	12,000,000	01/02/12	—	(3)	13.4300	—	442,974	442,974
Credit Suisse International	CLP	775,000,000	01/08/15	—	(4)	5.2800	—	36,927	36,927
Deutsche Bank AG	CLP	1,790,000,000	05/17/13	—	(4)	4.3900	—	36,528	36,528
Deutsche Bank AG	ZAR	105,000,000	03/18/17	6.6250	(5)	8.5200	—	798,446	798,446
Deutsche Bank AG	ZAR	65,000,000	03/18/25	8.5100		6.6250 (5)	—	(635,684)	(635,684)
Merril Lynch International	MXN	7,200,000	11/16/28	4.9199	(6)	8.8300	—	86,136	86,136
Merril Lynch International	MXN	7,000,000	11/21/28	4.9150	(6)	8.6100	—	70,888	70,888

							$—	$894,474	$894,474

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 3 month KLIBOR.
(3)	Zero coupon swap. Cash is exchanged at the end of the swap. The payment to be made by the Fund is based on the Brazil CETIP Interbank Offered Rate.
(4)	The payment to be made by the Fund is based on the CLICP Index.
(5)	Rate based on 3 month JIBAR.
(6)	Rate based on 28-day TIIE.

CETIP	Brazil’s average Interbank Rate
CLICP	Sinacofi Chile Interbank Rate
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

Currency type abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Global High Income Fund, Inc. had outstanding credit default swap agreements with the following terms as of July 31, 2010:

Credit default swaps on sovereign issues — sell protection(1)

								Upfront
				Payments		Payments		payments		Unrealized
			Termination	made by the		received by		(made)/		appreciation/	Credit
Counterparty	Notional amount		dates	Fund		the Fund		received	Value	depreciation	spread(2)

Credit Suisse International	USD	2,050,000	03/20/11	—	%(3)	1.0000	%(4)	$8,445	$(12,655)	$(4,210)	2.128%
Credit Suisse International	USD	2,750,000	03/20/11	—	(5)	5.0000	(4)	138,264	10,370	148,634	5.258
Credit Suisse International	USD	4,500,000	05/20/12	—	(6)	3.3000	(4)	—	82,243	82,243	2.711
Credit Suisse International	USD	1,000,000	02/20/14	—	(7)	4.1700	(4)	—	129,914	129,914	1.033
Deutsche Bank AG	USD	1,200,000	09/21/15	—	(5)	5.0000	(4)	128,500	(132,432)	(3,932)	7.897

								$275,209	$77,440	$352,649

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Bulgaria 8.250% bond, due 01/15/15.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Argentina 8.280% bond, due 12/31/33.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Deutsche Bank Kazakhstan 7.375% bond, due 11/12/13.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the United Mexican States 7.500% bond, due 04/08/33.

Currency type abbreviation:
USD	United States Dollar

Global High Income Fund, Inc. had outstanding total return swap agreements with the following terms as of July 31, 2010:

								Upfront
						Payments		payments
			Termination	Payments made		received by the		(made)/		Unrealized
Counterparty	Notional amount		dates	by the Fund		Fund		received	Value	appreciation

Citigroup Global Markets Ltd.	USD	2,350,600	09/07/10	0.8806	%(1)	—	%(2)	$—	$275,239	$275,239
Deutsche Bank AG	USD	2,999,995	12/19/14	0.7466	(3)	—	(4)	—	151,501	151,501

								$—	$426,740	$426,740

(1)	Rate based on 6 month LIBOR (USD BBA).
(2)	Payment received is based on the notional amount of the underlying Sri Lanka Treasury Bill zero coupon bond, due 09/03/2010.
(3)	Rate based on 3 month LIBOR (USD BBA).
(4)	Payment received is based on the notional amount of the underlying Russian Federation 11.200% bond, due 12/17/14.

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

Global High Income Fund, Inc. had an outstanding currency swap agreement with the following terms as of July 31, 2010:

										Upfront
										payments
	Pay	Pay	Receive	Receive	Termination	Pay		Receive		(made)/		Unrealized
Counterparty	currency	contracts	currency	contracts	date	rate		rate		received	Value	appreciation

Citigroup Global Markets Ltd.	USD	3,206,107	COP	6,300,000,000	06/11/13	0.7530	%(1)	5.2500	%(2)	$—	$298,901	$298,901

(1)	Rate based on 6 month USD LIBOR.
(2)	Payments received are based on the notional amount.

LIBOR	London Interbank Offered Rate

Currency type abbreviations:
COP	Colombian Peso
USD	United States Dollar

US generally accepted accounting principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments:

Measurements at 07/31/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$–	$25,773,877	$9,957,641	$35,731,518
Non US-government obligations	–	225,707,790	–	225,707,790
Supranational bond	–	5,063,000	–	5,063,000
Convertible bond	–	3,242,356	–	3,242,356
Structured note	–	478,025	–	478,025
Short-term investment	–	8,784,679	–	8,784,679
Other financial instruments(1)	(61,879)	2,569,385	–	2,507,506

Total	$(61,879)	$271,619,112	$9,957,641	$281,514,874

(1)	Other financial instruments include forward foreign currency contracts, futures contracts and swap agreements.

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair measurements that fell in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010.

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total

Assets
Beginning balance	$10,733,190	$10,733,190
Total gains or losses (realized/unrealized) included in earnings	(200,549)	(200,549)
Purchases, sales, issuances, and settlements (net)	(575,000)	(575,000)
Transfers in and/or out of Level 3	—	—

Ending balance	$9,957,641	$9,957,641
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 07/31/10.	(256,549)	(256,549)

Industry diversification (unaudited)
As a percentage of net assets as of July 31, 2010

Bonds
Corporate bonds
Chemicals	0.30%
Commercial banks	0.36
Diversified financial services	2.88
Electric utilities	2.03
Oil, gas & consumable fuels	1.98
Real estate management & development	3.41
Sovereign	0.68
Transportation infrastructure	0.64

Total corporate bonds	12.28
Non US-government obligations	77.60
Supranational bond	1.74
Convertible bond	1.12
Structured note	0.16

Total bonds	92.90
Short-term investment	3.02

Total investments	95.92
Cash and other assets, less liabilities	4.08

Net assets	100.00%

Restricted securities:
The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to Fund’s semiannual report to shareholders dated April 30, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 29, 2010